Notes to the Consolidated Financial Statements - Asset impairment and Asset retirement obligation (Details)		12 Months Ended					24 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended	300 Months Ended
	Jan. 01, 2032	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / MMBTU $ / bbl	Dec. 31, 2027 $ / MMBTU	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / bbl $ / t	Dec. 31, 2030 $ / MMBTU	Dec. 31, 2030 $ / bbl	Dec. 31, 2031 $ / t	Dec. 31, 2025	Dec. 31, 2050 $ / bbl	Dec. 31, 2024	Dec. 31, 2023
Statements
Post-tax discount rate (as a percent)						7.00%				7.00%		7.00%	8.00%
Period of reserves for qualification of assets as stranded						20 years
Discount rate for valuation of asset retirement obligation (as a percent)						5.00%				5.00%		5.00%	5.00%
Inflation rate for valuation of asset retirement obligation (as a percent)						2.00%				2.00%		2.00%	2.00%
CO2 prices
Statements
Annual percentage of inflation in CO2 price	2.00%
CO2 cost applied to future scope 1 and 2 emissions in sensitivity scenario | $ / t						200
Discount rate
Statements
Reasonably possible decrease in key assumption (as a percent)						1.00%				1.00%
Reasonably possible increase in key assumption (as a percent)						1.00%				1.00%
Forecast
Statements
Oil price | $ / bbl		25.7	50					70			51.8
CO2 price | $ / t									100
Annual percentage of inflation in CO2 price	2.00%
Sensitivity scenario one | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)						10.00%				10.00%
Sensitivity scenario two | Oil and gas prices
Statements
Reasonably possible decrease in key assumption (as a percent)						20.00%				20.00%
United States
Statements
Percentage of oil global supply increases										90.00%
United States | Forecast
Statements
Gas price | $ / MMBTU		2.3	3	3	3.4
Europe | Forecast
Statements
Gas price | $ / MMBTU		4.1	8		9.7		6.5
Asia | Forecast
Statements
Gas price | $ / MMBTU		5	9		10.7		7.5
Minimum
Statements
Oil price | $ / bbl						60
Pre-tax discount rate (as a percent)						7.00%				7.00%
Maximum
Statements
Oil price | $ / bbl						70
Pre-tax discount rate (as a percent)						14.00%				14.00%